Discontinued Operations (FY) (Tables) - Yield Endurance [Member]	4 Months Ended
Dec. 31, 2018
Discontinued Operations in the Consolidated Statement of Operations [Member]
Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations

The following information presents the major classes of line items constituting the after-tax loss from discontinued operations in the consolidated statements of operations for the year ended August 31, 2018:

Share income	$(48,593)
Sales, general and administrative	368,032
Interest expense – accrued interest	117,534
Interest expense – excess value of warrants	2,988,090
Interest expense – amortization of discount on note payable	5,500,000
Mark to market BTC	509,730
Mark to market derivative liability	(4,051,087)
Reserve for uncollectible note receivable	4,490,270
Gain on disposal of discontinued operations	(8,038,065)
Loss from discontinued operations, net of tax	$1,835,911

Discontinue Operations in the Consolidated Balance Sheets [Member]
Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations

The following table presents the calculation of the gain on the sale of discontinued operations:

Assets of discontinued operations disposed in sale	$(9,415)
Liabilities of discontinued operations disposed in sale	9,648,488
Fair value of warrants to purchase 384,615 shares of common stock to buyer	(1,601,008)
Gain on disposal of discontinued operations	$8,038,065